SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

Company management has evaluated subsequent events through August 12, 2024, when these financial statements were available to be issued. Except as discussed below, management has determined that no subsequent events required recognition, adjustment to, or disclosure in the financial statements.

Additional investments after the balance sheet date

Pursuant to the Securities Purchase Agreement ($50 million convertible notes and warrants contract described in Note 7—Debt above), the following transactions took place after the balance sheet date:

●	On July 8, 2024, as part of the additional investment right, an investor exchanged 76,923 shares of Series E Preferred Stock for an initial aggregate principal amount of $3.2 million, or $3.0 million including the 5% original issue discount, of Convertible Notes and 1,150,416 Warrants.

●	On July 9, 2024, the Company held a special meeting of stockholders. For purposes of complying with Nasdaq Listing Rule 5635(d), shareholders approved issuance of shares of common stock (i) pursuant to senior secured convertible notes and related warrants, and any future adjustments of the conversion price of the notes and exercise price of the warrants, purchased pursuant to a Securities Purchase Agreement dated May 14, 2024, in excess of the 19.99% share cap, and (ii) pursuant to the ELOC Purchase Agreement in excess of the 19.99% share cap contained therein.

●	On July 9, 2024, as part of the obligated purchases, investors purchased an additional initial aggregate principal amount of $10.5 million, or $10.0 million including the 5% original issue discount, of Convertible Notes and also received 3,834,726 Warrants.

●	On July 15, 2024, as remaining part of the obligated purchases, investors purchased an additional initial aggregate principal amount of $29.0 million, or $27.5 million including the 5% original issue discount, of Convertible Notes and also received 10,545,490 Warrants.

In total, after the balance sheet date, investors purchased an additional aggregate principal amount of $39.5 million, or $37.5 million including the 5% original issue discount, of Senior Secured Convertible Notes (due in 4 months after execution date) and Warrants (exercisable within 5 years).

Stock issuances after the balance sheet date and exercise of remaining warrants

After the balance sheet date and by August 9, 2024, the Company issued 24,082,192 shares of common stock, mainly upon the exercise of warrants and conversion of notes described in the section entitled “$50 million convertible notes and warrants” of Note 7 - Debt above, and in accordance with the contracts with consultants.

Additional investments in Bollinger

On July 26, 2024, Mullen Automotive Inc. entered into a Common Stock Purchase Agreement, by and among the Company and Bollinger Motors, Inc., a Company subsidiary, to acquire up to 467,869 newly issued shares of common stock of Bollinger Motors, representing approximately 33.37% of then outstanding equity ownership of Bollinger Motors on a fully-diluted basis (after giving effect to the conversion or exercise of any outstanding debt and equity securities or equivalents), for an aggregate purchase price of approximately $36.1 million in cash. This transaction may increase Mullen’s part of the equity ownership interests on a fully diluted basis from 60.0% to 72.2%.

At closing, $2.6 million of the purchase price was paid to Bollinger Motors and 33,048 shares were issued by Bollinger Motors to the Company. The remaining investment is subject to a financing condition that permits the Company to decide whether to allocate proceeds raised from various sources to complete any such installment payment. Through the date of this report, an additional $3.8 million of the purchase price was paid to Bollinger Motors for 49,119 shares.

Separately, for a period of eighteen months following July 26, 2024, the Company shall have the right to acquire up to 439,347 additional newly issued shares of Bollinger Motors at the same price per share of $77.16. Also, during the thirty-six month period following July 26, 2024, the Company shall have the right to purchase up to 100% of the total number of shares of Bollinger’s common stock subject to any Committed Third Party Financing at a purchase price that is 75% of the purchase price offered in such Committed Third Party Financing and otherwise on the same terms and conditions provided for in the Committed Third Party Financing. A “Committed Third Party Financing” means receipt by Bollinger Motors from a third party of an arm’s-length bona fide offer that is not subject to any contingencies and for which such third party has fully and irrevocably committed, in the opinion of the Bollinger Motors’ Board, to purchase the common stock, equivalents or other securities of Bollinger Motors.

Asset Purchase Agreement with Mullen Technologies, Inc.

On July 18, 2024, the Company entered into an Asset Purchase Agreement with Mullen Technologies, Inc. (“MTI”), pursuant to which the Company assumed a lease for premises located in Oceanside, California and all equipment and inventory in the premises, as well as staffing and other infrastructure for vehicle sales and repairs for consideration of $1.4 million. The Company’s CEO has a controlling financial interest and is Chairman of MTI, and one of the Company’s directors is CFO of MTI.

NOTE 22 – SUBSEQUENT EVENTS

Company management has evaluated subsequent events through January 16, 2023, which is the date these financial statements were available to be issued. Except as discussed below, management has determined that there were no subsequent events which required recognition, adjustment to or disclosure in the financial statements:

New lease contracts

On November 1, 2023, the Company entered a 5-year lease agreement for premises of approximately 122,000 sq. ft. in Fullerton, California, designated for light manufacturing and distribution of electric vehicle batteries. Base rent is $2,992 thousand for the first year (and increases approximately 4% every year) and additional operating expenses are approximately $715 thousand in the first year with subsequent annual recalculation. Security deposit payable to the landlord is approximately $1 million.

Continued NASDAQ listing

On October 26, 2023, Mullen received approval from the Nasdaq Hearings Panel to continue its listing on The Nasdaq Capital Market. This decision is subject to two conditions:

1.	By January 22, 2024, Mullen must demonstrate a closing bid price of $1 per share for 20 consecutive trading sessions to comply with Listing Rule 5550(a)(2).

2.	By March 8, 2024, the Company needs to hold an annual shareholder meeting, satisfying Listing Rule 5620(a), which requires providing stockholders an opportunity to discuss company affairs with management.

Amendment to Bylaws and Other Events

Mullen revised its bylaws, effective November 30, 2023. The updated bylaws, now incorporating earlier amendments, make changes to stockholder nomination procedures. Notably, the timeframe for stockholder notices before annual meetings is now between 90 and 120 days. Additionally, any stockholder seeking to nominate directors must adhere to new SEC proxy rules, including using differently colored proxy cards than the company. Furthermore, the Company has scheduled its 2024 Annual Meeting for February 29, 2024, to be held virtually. This meeting will also count as the annual meeting for 2023, in response to a requirement from Nasdaq’s Listing Qualifications Department. These changes reflect the Company’s efforts to streamline its governance and compliance processes, ensuring clearer guidelines for stockholder participation and aligning with regulatory requirements.

Lawsuits on manipulation of the share price of the Company’s securities

The Company has filed a spoofing complaint on Dec. 6, 2023, in the United States District Court for the Southern District of New York alleging that UBS Securities, LLC, IMC Financial Markets and Clear Street Markets, LLC engaged in a market manipulation scheme using spoofing to manipulate the market price of Mullen share. In connection with the decision to file the spoofing complaint, the Company has voluntarily dismissed the lawsuit originally filed on Aug. 29, 2023, in the United States District Court for the Southern District of New York against certain broker-dealers, alleging a scheme to manipulate the share price of the Company’s securities focusing on short-selling claims. That case covered a limited period of three months and did not provide the Company with a sufficient opportunity to justify the cost that would be incurred in pursuing the claims in that litigation. The Company conducted a cost-benefit analysis of both cases and concluded that it would be a prudent exercise of business judgment to pursue the larger spoofing litigation rather than the short-selling litigation.

Prospectus supplement

On November 1, 2023, Mullen filed a prospectus supplement with the U.S. Securities and Exchange Commission. This supplement updates the Company’s prospectus dated February 14, 2023, and is part of the registration statement filed on the same date. It pertains to the registration of 1,030,097 shares of common stock (giving effect to reverse stock split, see above), related to remaining warrants held by certain selling stockholders. These warrants are part of the Company’s existing securities purchase agreement, which has been amended several times since its initial date on June 7, 2022 (see Note 8).

Significant stock issuances after the balance sheet date

After the balance sheet date, the Company issued 3,012,986 shares of common stock, mainly upon exercise of 279,404 Preferred D Warrants (see Note 8) and issuance of shares under the stock-based compensation plans.

Certification of products

In November 2023, the Mullen ONE received a certificate of conformity from the Environmental Protection Agency on Nov. 2, 2023, permitting sales in the majority of U.S. states. In December 2023, the Mullen ONE received certification from the California Air Resources Board (“CARB”) as a zero-emission vehicle in the state of California permitting sales in remaining15 states and the District of Columbia that follow CARB regulations. Having received credentials from both CARB and the EPA, Mullen can now sell the Mullen ONE in every state throughout the U.S. Additionally, the certification gives the Mullen ONE eligibility for critical state EV incentive programs. The CARB certification takes on even more significance with CARB’s recent Advanced Clean Truck regulation, which will require that all local delivery and government fleets must be zero emissions by 2036. The Company began manufacturing Mullen ONE cargo vans at Tunica Assembly plant on November 1, 2023.

Non-convertible secured promissory note

On December 18, 2023, Mullen entered into a Debt Agreement to issue a non-convertible secured promissory note (the “Note”) with a principal amount of $50 million, purchased for $32 million, reflecting an $18 million original issue discount. The Note, which does not include conversion rights, stock, warrants, or other securities, aims to raise capital for the Company’s manufacturing operations. The issuance of this non-convertible Note is scheduled for the first trading day when all closing conditions are met. By January 15, 2024, the loan has not been received.

The Note will incur 10% annual interest, escalating to 18% post-Event of Default. It matures three months post-issuance. The Note’s terms allow for accelerated repayment upon default, requiring the Company to pay the principal, accrued interest, and other due amounts. The Note is secured by the Company’s assets and imposes restrictions on the Company, limiting additional debt, asset liens, stock repurchases, outstanding debt repayment, and affiliate transactions, except for specified exceptions. It mandates prepayment of the principal from net proceeds of any subsequent financing.

Repayment of related party receivables

On January 16, 2023, the Company terminated the Transition Services Agreement between the Company and Mullen Technologies, Inc., and received payment in full settlement of all amounts outstanding (including outstanding notes receivable, advances and related interest) of approximately $2.7 million (refer to Note 20 – Related party transactions).

Reverse stock split

At the Special Meeting reconvened on December 18, 2023, the stockholders approved a proposal to authorize a reverse stock split of the Company’s common stock at a ratio within the range of 1-for-2 to 1-for-100, as determined by the Board of the Company. The Board approved a one-for-one hundred (1-for-100) reverse stock split ratio and, on December 20, 2023, the Company filed a Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation to effect a one-for-one hundred (1-for-100) reverse stock split effective on December 21, 2023. As a result of the reverse stock split, every 100 shares of the Company’s pre-reverse stock split common stock combined and automatically became 1 share of common stock.

The reverse stock split has not changed the authorized number of shares or the par value of the common stock nor modified any voting rights of the common stock. Also, at the effective Time, the number of shares of common stock issuable upon exercise of warrants, preferred stock, and other convertible securities, as well as any commitments to issue securities, that provide for adjustments in the event of a reverse stock split was appropriately adjusted pursuant to their applicable terms for the reverse stock split. If applicable, the conversion price for each outstanding share of preferred stock and the exercise price for each outstanding warrant was increased, pursuant to their terms, in inverse proportion to the 1-for-100 split ratio such that upon conversion or exercise, the aggregate conversion price for conversion of preferred stock and the aggregate exercise price payable by the warrant holder to the Company for shares of common stock subject to such warrant will remain approximately the same as the aggregate conversion or exercise price, as applicable, prior to the reverse stock split. Furthermore, pursuant to the terms of the amendment to the Company’s 2022 Equity Incentive Plan, which was approved by the stockholders at the Company’s annual meeting held on August 3, 2023, the shares of common stock available for issuance under the 2022 Equity Incentive Plan were not adjusted as a result of the reverse stock split.

No fractional shares were issued in connection with the reverse stock split. All shares of common stock that were held by a stockholder were aggregated subsequent to the reverse stock split and each fractional share resulting from such aggregation held by a stockholder was rounded up to the next whole share. As a result, additional 321,036 shares were issued for the benefit of shareholders that would otherwise obtain fractional shares.